Annual Operating Expenses - FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO - FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO - Fidelity Enhanced High Yield ETF	Jan. 24, 2025
Operating Expenses:
Management fee	0.35%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.36%
Fee waiver and/or expense reimbursement	none	[1],[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.35%

[1]	AAdjusted to reflect current fees.
[2]	BFee waiver and/or expense reimbursement represents less than 0.005%. Total annual operating expenses after fee waiver and/or expense reimbursement does not sum due to rounding.